Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Loss
Net loss	$ (422,888)	$ (89,267)	$ (1,260,196)	$ (504,941)
Other comprehensive loss: Foreign currency translation adjustments	(393)	6,955	(36,324)	(3,885)
Comprehensive loss	(423,281)	(82,312)	(1,296,520)	(508,826)
Net loss attributable to non-controlling interests	11,018	15,815	30,016	64,562
Foreign currency translation income attributable to non-controlling interests	519	(171)	(1,765)	(64)
Comprehensive loss attributable to non-controlling interests	(10,499)	(15,986)	(31,781)	(64,626)
Comprehensive loss attributable to Symbid Corp. shareholders	$ (412,782)	$ (66,326)	$ (1,264,739)	$ (444,200)